RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fund management fees paid	$ 6,793,224	$ 2,911,000
Series Twenty [Member]
Fund management fees paid	288,000	655,000
Series Twenty One [Member]
Fund management fees paid	75,000	160,000
Series Twenty Two [Member]
Fund management fees paid	228,294	100,000
Series Twenty Three [Member]
Fund management fees paid	62,750	100,000
Series Twenty Four [Member]
Fund management fees paid	321,742	100,000
Series Twenty Five [Member]
Fund management fees paid	990,767	1,360,000
Series Twenty Six [Member]
Fund management fees paid	2,347,666	76,000
Series Twenty Seven [Member]
Fund management fees paid	801,000	200,000
Series Twenty Eight [Member]
Fund management fees paid	381,775	0
Series Twenty Nine [Member]
Fund management fees paid	50,000	0
Series Thirty [Member]
Fund management fees paid	98,000	100,000
Series Thirty One [Member]
Fund management fees paid	123,230	0
Series Thirty Two [Member]
Fund management fees paid	100,000	60,000
Series Thirty Three [Member]
Fund management fees paid	75,000	0
Series Thirty Four [Member]
Fund management fees paid	0	0
Series Thirty Five [Member]
Fund management fees paid	0	0
Series Thirty Six [Member]
Fund management fees paid	50,000	0
Series Thirty Seven [Member]
Fund management fees paid	100,000	0
Series Thirty Eight [Member]
Fund management fees paid	100,000	0
Series Thirty Nine [Member]
Fund management fees paid	50,000	0
Series Forty [Member]
Fund management fees paid	0	0
Series Forty One [Member]
Fund management fees paid	25,000	0
Series Forty Two [Member]
Fund management fees paid	150,000	0
Series Forty Three [Member]
Fund management fees paid	25,000	0
Series Forty Four [Member]
Fund management fees paid	25,000	0
Series Forty Five [Member]
Fund management fees paid	225,000	0
Series Forty Six [Member]
Fund management fees paid	$ 100,000	$ 0